Finance lease receivables - Schedule of Finance Lease and Hire Purchase Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	£ 17,144	£ 17,374
Electric vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	1,001	1,339
Internal combustion engine vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	11,557	11,465
Self-charging hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	347	238
Plug-in hybrid vehicles
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	1,306	908
Other
FINANCE LEASE RECEIVABLES (Details) - Schedule of Lease Receivable Net Investment [Line Items]
Net investment	£ 2,933	£ 3,424